787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 14, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Aberdeen Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisitions by Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II (each, an “Acquiring Fund”), each a series of the Registrant, of all of the assets and liabilities of Arden Alternative Strategies Fund and Arden Alternative Strategies II (each, a “Target Fund”), respectively, each a series of Arden Investment Series Trust, a Delaware statutory trust, in exchange for shares of the applicable Acquiring Fund (each, a “Reorganization” and together, the “Reorganizations”).

The Reorganizations are proposed in connection with the acquisition of Arden Asset Management LLC, each Target Fund’s investment adviser (“Arden”), by Aberdeen Asset Management Inc., each Acquiring Fund’s investment adviser (“AAMI”). The Registration Statement also seeks approval from each Target Fund’s shareholders for an interim advisory agreement between AAMI and Arden Investment Series Trust, on behalf of each Target Fund, as applicable, which will go into effect with respect to a Target Fund only if the acquisition of Arden by AAMI closes prior to the closing date of that Target Fund’s Reorganization.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8865.

Sincerely,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

NEW YORK    WASHINGTON    HOUSTON    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN    ROME

in alliance with Dickson Minto W.S., London and Edinburgh

cc:	Lucia Sitar, Aberdeen Asset Management Inc.
Rose F. DiMartino, Willkie Farr & Gallagher LLP